INCOME TAX	12 Months Ended
Jun. 30, 2018
INCOME TAX [Abstract]
INCOME TAX

3.	INCOME TAX

	2018 US$000	2017 US$000	2016 US$000

Recognised in profit or loss
Current income tax:
Current income tax benefit in respect of the current year	-	-	-
Deferred income tax:
Origination and reversal of temporary differences	-	-	-
Income tax expense reported in profit or loss	-	-	-

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(7,115)	(5,955)	(4,481)
At the domestic income tax rate of 27.5% (2017: 27.5%)	(1,957)	(1,638)	(1,344)
Effect of decrease in Australian income tax rate	-	63	-
Effect of higher tax rates in the United States	(284)	(297)	(169)
Expenditure not allowable for income tax purposes	844	263	250
Income not assessable for income tax purposes	(15)	-	-
Adjustments in respect of deferred income tax of previous years	(416)	(95)	417
Effect of deferred tax assets not brought to account	1,828	1,704	846
Income tax expense reported in profit or loss	-	-	-

Deferred Tax Assets and Liabilities
Deferred Tax Liabilities:
Accrued income	7	8	-
Property, plant and equipment	361	-	-
Deferred tax assets used to offset deferred tax liabilities	(368)	(8)	-
	-	-	-
Deferred Tax Assets:
Accrued expenditure	50	15	6
Capital allowances	934	860	643
Provisions	369	6	-
Tax losses available to offset against future taxable income	6,373	4,657	3,096
Deferred tax assets used to offset deferred tax liabilities	(368)	(8)	-
Deferred tax assets not brought to account [1]	(7,358)	(5,530)	(3,745)
	-	-	-

Notes:

[1]
The benefit of deferred tax assets not brought to account will only be brought to account if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit. The Group will assess the recoverability of the unrecognised deferred tax assets as construction and ultimately commissioning of the Poplar Grove Mine occurs. Construction is expected to continue throughout the 2018 calendar year with commissioning expected to occur in the 2019 calendar year.

[2]
The Company and its wholly-owned Australian resident entities have formed a tax consolidated group from 16 October 2013 and are therefore taxed as a single entity from that date. The head entity within the Australian tax consolidated group is Paringa Resources Limited.